Operating Segments (Details) - Schedule of reporting on operating segments geographic region - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Total	$ 30,710	$ 28,093	$ 129,338
Proprietary Products [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Proprietary Products	24,061	23,011	102,597
Distribution [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Distribution	6,649	5,082	26,741
U.S.A and North America [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Total	16,830	16,951	75,851
U.S.A and North America [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Proprietary Products	16,830	16,951	75,851
U.S.A and North America [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Distribution
Israel [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Total	7,643	6,709	32,031
Israel [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Proprietary Products	994	1,627	5,290
Israel [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Distribution	6,649	5,082	26,741
Europe [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Total	3,334	1,052	5,277
Europe [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Proprietary Products	3,334	1,052	5,277
Europe [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Distribution
Latin America [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Total	1,316	2,030	11,293
Latin America [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Proprietary Products	1,316	2,030	11,293
Latin America [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Distribution
Asia [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Total	1,550	984	4,581
Asia [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Proprietary Products	1,550	984	4,581
Asia [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Distribution
Others [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Total	38	367	305
Others [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Proprietary Products	38	367	305
Others [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments Geographic Region [Abstract]
Distribution